Other non-current receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other non-current receivables [abstract]
Summary of Other Non-Current Receivables	Other non-current receivables consist of the following:

	31/12/24	31/12/23
Security deposits for lease and other contracts	6,124	6,396
Total	6,124	6,396